UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha,Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash

          Gemini Fund Services, LLC., 80 Arkay Drive Suite 110  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period:  10/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS
October 31, 2013 (Unaudited)
Shares				Value
	COMMON STOCK - 33.5%
	AEROSPACE/DEFENSE - 1.0%
940	Lockheed Martin Corp.			$ 125,340
1,267	Northrop Grumman Corp.			136,215
1,547	Raytheon Co.			127,426
				388,981
	AIRLINES - 1.0%
801	Copa Holdings SA - Class A			119,782
4,709	Delta Air Lines, Inc.			124,223
3,582	United Continental Holdings, Inc. *			121,609
				365,614
	BANKS - 0.3%
1,611	Capital One Financial Corp.			110,627
34	Fidelity Southern Corp.			513
				111,140
	BEVERAGES - 0.6%
2,124	Monster Beverage Corp. *			121,557
1,169	PepsiCo, Inc.			98,301
				219,858
	BIOTECHNOLOGY - 0.0% ^
6,084	Ariad Pharmaceuticals, Inc. *			13,385

	BUILDING MATERIALS - 0.3%
3,694	Patrick Industries, Inc. *			115,548

	CHEMICALS - 1.6%
1,564	Air Products & Chemicals, Inc. +			170,492
878	Airgas, Inc. +			95,763
1,168	Ecolab, Inc.			123,808
2,581	The Mosaic Co.			118,339
830	Praxair, Inc.			103,509
				611,911
	COAL - 0.3%
6,453	Peabody Energy Corp.			125,704

	COMMERCIAL SERVICES - 2.2%
2,708	The ADT Corp.			117,446
2,937	American Public Education, Inc. *			117,568
1,963	Capella Education Co. *			119,586
4,109	Iron Mountain, Inc.			109,053
3,581	ITT Educational Services, Inc. *			143,670
4,128	Medifast, Inc. *			96,224
2,673	Strayer Education, Inc.			105,664
				809,211
	COMPUTERS - 2.0%
927	Apple, Inc. +			484,218
416	International Business Machines Corp.			74,551
7,582	Riverbed Technology, Inc. *			112,365
1,997	Teradata Corp. *			88,008
				759,142
	ELECTRIC - 1.2%
1,249	Entergy Corp.			80,835
6,454	Exelon Corp.			184,197
2,096	FirstEnergy Corp.			79,376
2,900	PPL Corp.			88,827
				433,235
	ENGINEERING & CONSTRUCTION - 0.2%
1,570	VSE Corp.			68,766

	ENVIRONMENTAL CONTROL - 0.3%
2,338	Waste Management, Inc.			101,797

	FOOD - 0.9%
854	Arden Group, Inc.			111,020
2,028	General Mills, Inc.			102,252
3,264	Sysco Corp.			105,558
				318,830
	GAS - 0.3%
1,530	National Grid PLC - ADR			96,283

	HEALTHCARE-PRODUCTS - 0.6%
1,159	Becton Dickinson and Co.			121,846
850	The Cooper Cos., Inc.			109,829
				231,675
	HEALTHCARE-SERVICES - 0.3%
1,494	Universal Health Services, Inc.			120,357

	HOME BUILDERS - 0.3%
1,896	Thor Industries, Inc.			109,987

	HOME FURNISHINGS - 0.5%
4,559	Select Comfort Corp. *			83,521
753	Whirlpool Corp.			109,946
				193,467
	HOUSEHOLD PRODUCTS/WARES - 0.5%
1,083	The Clorox Co.			97,676
964	Kimberly-Clark Corp.			104,112
				201,788
	INSURANCE - 0.5%
1,393	Erie Indemnity Co.			100,045
940	RenaissanceRe Holdings Ltd.			88,087
				188,132
	IRON/STEEL - 0.4%
5,394	Cliffs Natural Resources, Inc.			138,518

	LODGING - 0.3%
703	Wynn Resorts Ltd.			116,874

	MEDIA - 0.3%
745	Liberty Media Corp. *			113,918

	METAL FABRICATE/HARDWARE - 0.3%
796	Valmont Industries, Inc.			111,838

	MINING - 0.5%
1,186	Compass Minerals International, Inc.			88,321
2,284	Royal Gold, Inc.			109,723
				198,044
	MISCELLANEOUS MANUFACTURING - 0.6%
10,100	Smith & Wesson Holding Corp. *			108,878
1,772	Sturm Ruger & Co., Inc.			115,907
				224,785
	OIL & GAS - 5.8%
1,174	Anadarko Petroleum Corp.			111,870
25,500	Birchcliff Energy Ltd. *			182,325
3,306	Cheniere Energy, Inc. *			131,579
15,500	Chesapeake Energy Corp. +			433,380
949	Chevron Corp.			113,842
1,500	ConocoPhillips			109,950
1,041	Continental Resources, Inc./OK *			118,570
5,984	Denbury Resources, Inc. *			113,636
650	EOG Resources, Inc.			115,960
945	Exxon Mobil Corp.			84,691
1,656	Noble Energy, Inc.			124,084
2,283	Oasis Petroleum, Inc. *			121,570
2,179	Occidental Petroleum Corp.			209,358
1,141	Royal Dutch Shell PLC - Class B - ADR			79,322
1,851	Whiting Petroleum Corp. *			123,813
				2,173,950
	PACKAGING & CONTAINERS - 0.3%
2,721	Sonoco Products Co.			110,581

	PHARMACEUTICALS - 1.6%
1,894	Cardinal Health, Inc.			111,102
1,925	GlaxoSmithKline PLC - ADR			101,313
1,144	Johnson & Johnson			105,946
1,850	Merck & Co., Inc.			83,417
1,257	Novartis AG - ADR			97,480
1,914	Questcor Pharmaceuticals, Inc.			117,462
				616,720
	REAL ESTATE - 0.3%
5,660	The St Joe Co. *			105,672

	REAL ESTATE INVESTMENT TRUSTS - 1.1%
1,737	Alexandria Real Estate Equities, Inc.			114,260
2,074	Digital Realty Trust, Inc.			98,847
2,655	National Retail Properties, Inc.			91,332
8,049	Retail Properties of America, Inc.			115,181
				419,620
	RETAIL - 2.5%
3,065	ANN, Inc. *			108,378
2,054	The Buckle, Inc.			100,523
1,900	CVS Caremark Corp.			118,294
3,491	Destination Maternity Corp.			109,059
5,961	Francesca's Holdings Corp. *			107,238
897	McDonald's Corp.			86,578
6,818	PetMed Express, Inc.			101,179
1,383	Target Corp.			89,605
5,405	Vera Bradley, Inc. *			119,721
				940,575
	SAVINGS & LOANS - 0.5%
7,200	Capitol Federal Financial, Inc. +			91,224
6,797	People's United Financial, Inc.			98,081
				189,305
	SEMICONDUCTORS - 0.3%
4,088	Intel Corp.			99,870

	SOFTWARE - 1.2%
3,570	CA, Inc.			113,383
1,897	Computer Programs & Systems, Inc.			108,205
3,049	Microsoft Corp.			107,782
2,406	Red Hat, Inc. *			104,108
				433,478
	TELECOMMUNICATIONS - 2.3%
2,460	AT&T, Inc.			89,052
2,030	BCE, Inc.			88,366
2,672	Chunghwa Telecom Co., Ltd. - ADR			85,076
4,728	Cisco Systems, Inc.			106,380
1,790	Harris Corp.			110,908
11,491	Inteliquent, Inc.			147,659
4,102	Nippon Telegraph & Telephone Corp. - ADR			107,062
3,114	Vodafone Group PLC - ADR			114,658
				849,161
	TRUCKING & LEASING - 0.3%
592	AMERCO			119,543

	TOTAL COMMON STOCK (Cost - $11,609,428)			12,547,263

	EXCHANGE TRADED FUNDS - 42.6%
	ASSET ALLOCATION FUNDS - 3.0%
26,800	WisdomTree Managed Futures Strategy Fund *+			1,111,932

	COMMODITY FUNDS - 2.2%
5,200	PowerShares DB Silver Fund *+			191,256
5,126	SPDR Gold Shares *+			654,795
				846,051
	EQUITY FUNDS - 37.4%
5,000	EGShares Brazil Infrastructure ETF +			93,600
27,500	First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund			1,130,250
47,000	First Trust North American Energy Infrastructure Fund			1,104,500
11,515	Global X FTSE Greece 20 ETF			262,312
11,212	Global X Social Media Index ETF			217,849
6,359	Guggenheim Solar ETF			230,895
2,600	iShares MSCI All Peru Capped ETF +			91,078
11,485	iShares MSCI Austria Capped ETF			229,815
4,200	iShares MSCI Brazil Small-Cap ETF +			92,312
1,700	iShares MSCI Chile Capped ETF +			85,051
18,150	iShares MSCI EAFE ETF +			1,195,722
24,900	iShares MSCI EAFE Small-Cap ETF +			1,244,004
27,200	iShares MSCI Emerging Markets ETF			1,154,912
7,012	iShares MSCI Finland Capped ETF			231,957
4,101	iShares MSCI India ETF			99,818
5,300	iShares MSCI India Small-Cap ETF +			102,979
4,763	iShares MSCI Indonesia ETF +			122,314
15,711	iShares MSCI Italy Capped ETF			246,034
7,738	iShares MSCI Poland Capped ETF			238,872
6,385	iShares MSCI Spain Capped ETF			240,778
1,057	iShares Nasdaq Biotechnology ETF			216,812
15,050	iShares Russell 2000 ETF +			1,643,912
4,944	Market Vectors Steel Index Fund			236,224
20,200	Powershares QQQ Trust Series 1 +			1,672,358
8,700	SPDR S&P 500 ETF Trust +			1,528,851
4,600	SPDR S&P Emerging Europe ETF +			194,718
2,000	SPDR S&P Emerging Markets SmallCap ETF +			94,520
				14,002,447

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,549,682)			15,960,430

	MUTUAL FUNDS - 10.5%
	DEBT FUND - 10.5%
67,004	DoubleLine Total Return Bond Fund			735,704
74,583	Neuberger Berman Floating Rate Income Fund			767,458
72,725	PIMCO Total Return Fund			792,704
72,569	PIMCO Unconstrained Bond Fund			816,406
75,080	Third Avenue Focused Credit Fund			830,387
	TOTAL MUTUAL FUNDS (Cost - $4,013,981)			3,942,659

	CLOSED-END FUNDS - 2.0%
9,650	AllianceBernstein National Municipal Income Fund, Inc.			124,967
11,200	Eaton Vance Municipal Bond Fund II			123,088
11,600	Invesco Advantage Municipal Income Trust II			122,496
10,000	Invesco Trust for Investment Grade Municipals			122,100
19,000	MFS Municipal Income Trust			119,320
10,600	Nuveen Municipal High Income Opportunity Fund			127,094
	TOTAL CLOSED-END FUNDS (Cost - $746,759)			739,065

Principal Amount		Coupon Rate (%)	Maturity
	BONDS & NOTES - 11.0%
	BANKS - 1.2%
275,000	Ally Financial, Inc.	5.900	12/15/2013	274,725
45,000	Ally Financial, Inc.	6.000	11/15/2013	45,070
20,000	Ally Financial, Inc.	6.000	12/15/2013	19,980
91,000	Ally Financial, Inc.	6.150	11/15/2013	91,145
4,000	Ally Financial, Inc.	6.150	12/15/2013	3,996
25,000	Ally Financial, Inc.	6.250	11/15/2013	25,040
				459,956
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
400,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	8.000	1/15/2018	419,500

	GAS - 2.4%
380,000	Sabine Pass LNG LP	7.500	11/30/2016	424,175
440,000	Sabine Pass LNG LP (a)	7.500	11/30/2016	470,250
				894,425
	PIPELINES - 2.5%
900,000	Niska Gas Storage US LLC / Niska Gas Storage Canada ULC	8.875	3/15/2018	940,500

	SEMICONDUCTORS - 2.5%
900,000	Advanced Micro Devices, Inc.	8.125	12/15/2017	942,750

	TELECOMMUNICATIONS - 1.3%
450,000	Cincinnati Bell, Inc.	8.750	3/15/2018	477,000

	TOTAL BONDS & NOTES (Cost - $4,056,951)			4,134,131
Shares
	SHORT-TERM INVESTMENTS - 0.1%
	MONEY MARKET FUND - 0.1%
1	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04% **			1
17,286	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.05%**			17,286
	(Cost - $17,287)			17,287

	TOTAL INVESTMENTS - 99.7% (Cost - $34,994,088) (a)			$ 37,340,835
	OTHER ASSETS AND LIABILITIES - NET - (0.3)%			128,561
	TOTAL NET ASSETS - 100.0%			$ 37,469,396

Shares				Value
	SECURITIES SOLD SHORT - (21.6)% *
	COMMON STOCK SOLD SHORT - (16.2)%
	ADVERTISING - (0.3)%
2,362	Lamar Advertising Co.			$ 107,967

	AEROSPACE/DEFENSE - (0.6)%
1,494	B/E Aerospace, Inc.			121,253
1,636	Rockwell Collins, Inc.			114,242
				235,495
	AUTO PARTS & EQUIPMENT - (0.3)%
4,409	Allison Transmission Holdings, Inc.			107,359

	BANKS - (0.3)%
702	The Goldman Sachs Group, Inc.			112,924

	BIOTECHNOLOGY - (1.4)%
17,903	Immunomedics, Inc.			67,852
2,505	KYTHERA Biopharmaceuticals, Inc.			111,999
2,029	Puma Biotechnology, Inc.			77,731
354	Regeneron Pharmaceuticals, Inc.			101,810
2,576	Stemline Therapeutics, Inc.			71,690
8,733	Verastem, Inc.			87,330
				518,412
	CHEMICALS - (0.6)%
1,364	Cytec Industries, Inc.			113,335
388	NewMarket Corp.			120,808
				234,143
	COAL - (0.3)%
18,257	Alpha Natural Resources, Inc.			127,799

	COMMERCIAL SERVICES - (0.2)%
4,929	Acacia Research Corp.			74,379

	COMPUTERS - (0.6)%
2,145	Computer Sciences Corp.			105,663
969	IHS, Inc.			105,669
				211,332
	DIVERSIFIED FINANCIAL SERVICES - (0.3)%
2,644	NYSE Euronext			116,389

	ELECTRIC - (0.9)%
26,118	Atlantic Power Corp.			117,270
2,013	Consolidated Edison, Inc.			117,197
1,986	Integrys Energy Group, Inc.			116,538
				351,005
	ELECTRONICS - (0.2)%
6,890	Multi-Fineline Electronix, Inc.			92,395

	ENTERTAINMENT - (0.7)%
3,900	DreamWorks Animation SKG, Inc.			133,536
1,595	Vail Resorts, Inc.			112,368
				245,904
	FOOD - (0.4)%
381	Campbell Soup Co.			16,219
1,716	McCormick & Co., Inc./MD			118,661
				134,880
	HEALTHCARE-PRODUCTS - (0.6)%
5,373	Bruker Corp.			109,878
964	CR Bard, Inc.			131,316
				241,194
	INTERNET - (0.6)%
3,340	Yahoo!, Inc.			109,986
30,041	Zynga, Inc.			107,847
				217,833
	LEISURE TIME - (0.3)%
3,401	Carnival Corp.			117,845

	MINING - (0.4)%
13,438	Century Aluminum Co.			116,642
297	Compass Minerals International, Inc.			22,118
				138,760
	OIL & GAS - (1.5)%
2,882	CVR Energy, Inc.			114,473
1,781	Diamond Offshore Drilling, Inc.			110,297
15,395	Miller Energy Resources, Inc.			104,070
2,388	Unit Corp.			122,767
5,763	WPX Energy, Inc.			127,593
				579,200
	PHARMACEUTICALS - (1.9)%
15,331	Achillion Pharmaceuticals, Inc.			38,481
1,832	Clovis Oncology, Inc.			93,634
20,404	Idenix Pharmaceuticals, Inc.			67,129
10,990	Keryx Biopharmaceuticals, Inc.			113,747
802	Pharmacyclics, Inc.			95,149
7,598	Raptor Pharmaceutical Corp.			109,259
4,035	Repros Therapeutics, Inc.			72,791
2,814	TESARO, Inc.			108,339
				698,529
	REAL ESTATE - (0.3)%
988	The Howard Hughes Corp.			115,645

	REAL ESTATE INVESTMENT TRUSTS - (0.3)%
4,756	Senior Housing Properties Trust			117,188

	RETAIL - (1.9)%
1,430	Bed Bath & Beyond, Inc.			110,568
3,492	Copart, Inc.			112,547
3,265	Foot Locker, Inc.			113,296
1,813	L Brands, Inc.			113,512
1,151	Nu Skin Enterprises, Inc.			134,586
13,087	The Wendy's Co.			113,726
				698,235
	SAVINGS & LOANS - (0.3)%
9,324	TFS Financial Corp.			113,193

	SEMICONDUCTORS - (0.4)%
2,746	First Solar, Inc.			138,041

	SOFTWARE - (0.3)%
1,069	The Dun & Bradstreet Corp.			116,297

	TELECOMMUNCIATIONS - (0.3)%
1,635	Loral Space & Communications, Inc.			116,690

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $6,245,355)			6,079,033

	EXCHANGE TRADED FUNDS & NOTES SOLD SHORT - (5.4)%
	ASSET ALLOCATION FUND - (0.6)%
10,256	PowerShares DB US Dollar Index Bullish Fund			221,735

	COMMODITY FUND - (0.6)%
12,124	United States Natural Gas Fund LP			215,443

	DEBT FUND - (0.6)%
2,084	iShares 20+ Year Treasury Bond ETF			224,322

	EQUITY FUNDS - (3.6)%
15,258	iPATH S&P 500 VIX Short-Term Futures ETN			197,286
14,761	iShares MSCI Malaysia ETF			234,109
3,606	iShares MSCI Mexico Capped ETF			235,688
2,919	iShares MSCI Thailand Capped ETF			229,142
3,895	iShares MSCI Turkey ETF			224,858
3,474	iShares US Real Estate ETF			229,875
				1,350,958

	TOTAL EXCHANGE TRADED FUNDS & NOTES SOLD SHORT (Proceeds - $1,975,232)			2,012,458

	TOTAL SECURITIES SOLD SHORT (Proceeds - $8,220,587)			$ 8,091,491

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2013.
+ All or a portion of these securities were held as collateral for securities sold short as of October 31, 2013.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
REIT - Real Estate Investment Trust
^ Represents less then 0.1%

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes (including securities sold short) is $28,323,911 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 2,007,418
			Unrealized depreciation	(1,081,986)
			Net unrealized appreciation	$ 925,432

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes (“ETNs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with a new way to access the returns of market benchmarks or strategies.  With ETNs, the investor has direct counterparty exposure to the issuer or to third parties guaranteeing the securities’ performance.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,547,263	$ -	$ -	$ 12,547,263
Exchange Traded Funds	15,960,430	-	-	15,960,430
Mutual Funds	3,942,659	-	-	3,942,659
Closed-End Funds	739,065	-	-	739,065
Bonds & Notes	-	4,134,131	-	4,134,131
Money Market Funds	17,287	-	-	17,287
Total	$ 33,206,704	$ 4,134,131	$ -	$ 37,340,835
Liabilities *	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 8,091,491	$ -	$ -	$ 8,091,491
Total	$ 8,091,491	$ -	$ -	$ 8,091,491

The Fund did not hold any Level 3 securities during the period.

Transfers that were made into Level 2 represent securities being fair valued using observable inputs. A quoted price was not available at the time of valuation; therefore a fair valued price using observable inputs was used. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to the Schedule of Investments for industry classifications.

	Mutual Funds	Total
Transfers into Level 2 from Level 1	-	-
Transfers from Level 2 from Level 1	(735,704)	(735,704)
Net Transfer In/(Out) of Level 2	$ (735,704)	$ (735,704)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/27/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/27/13